THORNBURG                                           Rule 497(k)(1)(iii)(A)
VALUE FUND

THORNBURG
GLOBAL VALUE FUND

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Fund Profile
February 18, 2000

This Profile summarizes key information about the Funds that are included in the Funds' Prospectus. The Funds' Prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the Prospectus and other information about the Funds at no cost by calling 800-847-0200.

Investment Goal

Each of the Funds is an equity mutual fund seeking long-term capital appreciation. As a secondary consideration, each Fund also seeks some current income.

Principal Investment Strategies of the Funds

Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including domestic debt securities and foreign equity and debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals.

Global Value Fund expects to invest throughout the world in a diversified portfolio consisting primarily of equity securities selected on a value basis. The Fund normally will invest more than one-half of its assets in foreign securities, and may own a variety of domestic and foreign equity and debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals. The Fund may invest in developing countries.

Each Fund's principal focus is traditional, basic value stocks, and each Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. However, each Fund's portfolio may include stocks and other securities which, in the investment adviser's opinion, provide value in a broader or different context. Other contexts ordinarily include consistent growth companies with consistent results when they are selling below historic norms, and emerging franchise companies whose sales growth reflects changes in social, economic and technological trends but are temporarily out of favor.

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. Additionally, in each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain the Fund's most recent annual and semi-annual reports and the Funds' prospectus at no cost by calling 800-847-0200.

Principal Risks

The value of each Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of each Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect a Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Debt securities owned by each Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in either Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Past Performance of Value Fund
--------------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how Value Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance. Performance in the past is not necessarily an indication of how the Fund will perform in the future. No performance figures are available for Class B shares because the offering of Class B shares had not commenced as of the date of this Fund Profile.

<The following are presented as bar graphs in the Prospectus>
Value Fund Annual Total Returns for Class A Shares
--------------------------------------------------
40%
     37.82                 37.44%
30%         33.70

20%                22.25

10%

0%
     1996   1997   1998    1999

Highest quarterly results for time period shown: 21.63% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: (13.55)% (quarter ended
9/30/98).

This sales charge for Class A shares is not reflected in the returns shown above in the bar chart, and the returns would be less if the charge was taken into account.

Value Fund Average Annual Total Return - Class A and C Shares
-------------------------------------------------------------
(periods ended 12/31/99)
                                                 From Inception
                               1 Year               (10/2/95)
                               ------            --------------
Thornburg Value
Fund Class A                   31.25%                 28.91%

Thornburg Value
Fund Class C                   36.39%                 29.30%

S&P 500                        21.05%                 25.60%

Fees and Expenses of Value Fund
---------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)
--------------------------------------------------------

                                   Class A    Class B    Class C
                                   -------    -------    -------
Maximum Sales Charge
(Load) on Purchases (as a
percentage of offering price)       4.50%       none      none

Maximum Deferred Sales Charge
On Redemptions(Load)
(as a percentage of the
lesser of redemption proceeds
or original offering price)         1.00% *     5.00%     1.00% **

* Imposed only on redemption of purchase of $1 million or more or redemptions by certain employee benefit plans and charitable organizations, if redemption occurs within one year of purchase.

** Imposed only on redemptions within one year of purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund
                                Assets)

Value Fund                                 Class A    Class B    Class C
                                           -------    -------   -------

Management Fee                             .88%         .88%       .88%

Distributions and Service (12b-1) Fees     .25%        1.00%      1.00%

Other Expenses                             .31%         .71%       .35%
                                          -----        -----     -----

Total Annual Fund Operating Expenses      1.44%        2.59%*      2.23%

*Other expenses for Class B shares are estimated for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class B expenses are 2.50%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      ------      -------      -------

Class A Shares       $542         $841        $1,162        $2,074
Class B Shares       $765       $1,164        $1,590        $2,960
Class C Shares       $329         $706        $1,210        $2,601

You would pay the following expenses if you did not redeem your Class B or Class C shares:

                     1 Year      3 Years      5 Years      10 Years
                     ------      ------      -------      -------

Class B Shares       $265         $814        $1,309        $2,960
Class C Shares       $229         $706        $1,210        $2,601


Past Performance of Global Value Fund
------------------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class A shares, for the first full calendar year of the Fund's operations. The average annual total return figures compare Class A and Class C share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. Performance in the past is not necessarily an indication of how the Fund will perform in the future. No performance figures are available for Class B shares because the offering of Class B shares had not commenced as of the date of this Fund Profile.



70%
                   63.39%
50%

30%

10%

0%
                   '99

Highest quarterly results for time period shown: 34.73% (quarter ended
12-31-99).

Lowest quarterly results for time period shown: 2.45% (quarter ended
9-30-99).

Average Annual Total Returns (periods ending 12-31-99)

                   One Year             Since Inception
                   --------             ---------------

Class A Shares       56.03%                 24.34% (5-28-98)

Class C Shares       61.46%                 26.64% (5-28-98)

EAFE                 25.26%                 17.63%

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Fees and Expenses of Global Value Fund
-------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Global Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------
                                   Class A     Class B     Class C
                                    -------     -------    -------
Maximum Sales Charge (Load)
on Purchases (as a percentage
of offering price)                  4.50%          none      none

Maximum Deferred Sales Charge
(Load) on Redemptions (as a
percentage of the lesser of
redemption proceeds or
original offering price)            1.00% *        5.00%     1.00% **

* Imposed only on redemption of purchases of $1 million or more or redemptions by certain employee benefit plans and charitable organizations, if redemption occurs within one year of purchase.

** Imposed only on redemptions within one year of purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund ----------------------------- Assets)

Global Value Fund                         Class A    Class B      Class C
-----------------                         -------    -------      --------

Management Fee                              .88%        .88%        .88%

Distributions and Service (12b-1) Fees      .25%       1.00%       1.00%

Other Expenses                              .80%       1.61%       1.75%
                                           -----       -----        -----

Total Annual Fund Operating Expenses       1.93% *      3.49%      3.63% *

*Other expenses for Class B shares are estimated for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses are 1.63%, actual Class B expenses are 2.50%, and actual Class C expenses are 2.38%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year        3 Years        5 Years        10 Years
                    ------         -------        --------        --------
Class A Shares      $  590        $   989        $  1,413        $ 2,595

Class B Shares      $  857        $ 1,437        $  2,040        $ 3,828

Class C Shares      $  472        $ 1,132        $  1,914        $ 3,965

You would pay the following expenses if you did not redeem your Class C shares:

                    1 Year        3 Years        5 Years        10 Years
                    ------        -------         --------        --------
Class B Shares      $  357        $1,087         $ 1,841         $ 3,828

Class C Shares      $  372        $1,132         $ 1,914         $ 3,965

Investment Adviser and Portfolio Managers

The Funds' investment adviser is Thornburg Investment Management, Inc. (Thornburg). William V. Fries, a Managing Director of Thornburg, has been the portfolio manager of Value Fund and Global Value Fund since Value Fund commenced operations on October 1, 1995, and since Global Value Fund commenced operations in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

Purchase of Fund Shares

Each Fund offers multiple classes of shares. Purchases of Class A, Class B, and Class C shares are described below.

Class A shares

Class A shares are sold subject to a sales charge deducted at the time you purchase your shares:

                            Class A Shares Sales Charge
                      as a percentage           as a percentage
Purchase Amount       of Offering Price        of Net Asset Value
---------------       -----------------        -------------------
[S]                          [C]                   [C]
Less than $50,000            4.50%                 4.71%
$50,000 to 99,999.99         4.00%                 4.17%
$100,000 to 249,999.99       3.50%                 3.63%
$250,000 to 499,999.99       3.00%                 3.09%
$500,000 to 999,999.99       2.00%                 2.04%
$1,000,000 and up            0.00%                 0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed, however, on any portion of such a purchase which is redeemed within one year.

Certain shareholders may buy shares at a reduced or no sales charge: shareholders who sign a letter of intent to purchase more than $50,000 over 13 months; shareholders who purchase shares within 24 months of redeeming Class A shares; customers of trust companies or trust departments or customers of fee for service financial advisors; shareholders investing through a broker dealer's wrap program; shareholders investing dividends of other Thornburg Funds; shareholders whose orders are placed through certain broker dealers maintaining omnibus accounts with the Funds under specified circumstances; also directors and employees of Thornburg or affiliated companies, of NASD member firms or of certain financial planning firms; employee benefit plans and charitable organizations; other purchases involving no sales expense, in the trustees' sole discretion.

Class B Shares

Class B shares are sold at net asset value, but are subject to higher annual expenses. Class B shares are subject to a contingent deferred sales charge
(CDSC) if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

One     Two    Three    Four    Five     Six    Seven   Eight or More
Year   Years   Years    Years   Years   Years   Years        Years
----   ------  ------   ------   ------  ------  ------   --------------
5.00%  4.25%   3.50%    2.75%   2.00%   1.25%    .50%        none

Class B shares convert to Class A shares at the end of eight years, and are thereafter subject to the lower expenses applicable to Class A shares.

Class C Shares

Class C shares are sold at net asset value, but are subject to higher annual expenses. Class C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open and account is $5,000 for Class A, Class B and Class C shares, but retirement accounts may be opened with $2,000. Minimum additional purchase for any account is $100. Minimum account size is $1,000, and accounts falling below that amount may be subject to mandatory redemption. Purchases may be made by mail, through your financial advisor or by telephone.

Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to your Fund either directly or through your financial advisor). Your shares will be redeemed by the Fund at the next share price calculated after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge, this will be deducted. You may redeem Fund shares by mail, through your financial advisor or by telephone if you have previously signed up for the telephone redemption feature.

Distributions and Taxes

Each Fund distributes substantially all of its net income and realized capital gains to shareholders each year. Dividends are normally distributed each quarter and capital gains are distributed at the end of each calendar year. Distributions are reinvested automatically in additional shares unless you elect to receive distributions in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal income tax purposes, income and short-term capital gain distributions are taxed as ordinary income, and any long-term capital gain distributions are taxed as long-term capital gains. Redemption of Fund shares is a taxable event, and you will have a gain or loss on redemption to the extent the value of the shares differed from your adjusted tax basis in them. State income tax treatment of shareholder distributions may vary from federal treatment of distributions.

Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

* You may exchange Class A shares of any other Thornburg Fund for Class A shares of Value Fund or Global Value Fund without paying any additional sales charge.

* You may automatically invest your dividends from Value Fund or Global Value Fund into any other Thornburg Fund.

Contact your financial advisor or the Funds for more information on these and other services available to you.

          Please call 1-800-847-0200 or your financial advisor for an application to purchase shares of Value or Global Value Fund.
     A copy of the prospectus for the Funds will be sent to you with the application.


                                  <LOGO>

                Thornburg Securities Corporation, Distributor
              119 East Marcy Street, Santa Fe, New Mexico 87501
                                800-847-0200
            www.thornburg.com    e-mail: postmaster@thornburg.com
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